Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2021	Mar. 31, 2020
Schedule of Borrowings [Line Items]
Short-term borrowings	0.58%	0.72%
Long-term borrowings	0.82%	1.17%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.96%	1.11%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.88%	1.37%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.30%	0.80%